PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	3,533	3,584	562
Staff field advances	665	902	142
Prepaid commission (ii)	74,520	74,520	11,694
Prepaid service fee	8	8	1
Other deposit and receivables(iii)	49,006	51,883	8,142
Prepaid income tax	6,227	—	—
Prepaid expense and other current assets	133,959	130,897	20,541
Provision of doubtful accounts	(8,615)	(74,671)	(11,718)
Prepaid expense and other current assets, net	125,344	56,226	8,823

i)

Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.

ii)

The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 9), consisting of RMB 67,200,000 (US$10,545,000) related to Beijing Zhao Du and RMB7,320,000 (US$1,149,000) related to disposal of Beijing Shuo Ge, which was provided in 2019.

iii)	Other deposit and receivables represent deductible VAT, and other deposits for operation.